Description of Business and Segmented Disclosures - Additional Information (Detail) CAD in Millions		12 Months Ended
	May 17, 2017	Dec. 31, 2017 CAD a Refinery Customer	Dec. 31, 2016 CAD Customer		Dec. 31, 2015 CAD Customer
Disclosure Of Operating Segments [Line Items]
Number of major customers | Customer		2	3		3
Gross Sales		CAD 17,314	CAD 11,015	[1]	CAD 11,559	[1]
Customer One [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales		5,655	4,742		4,647
Customer Two [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales			1,623		1,705
Customer Three [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales		CAD 1,964	CAD 1,400		CAD 1,545
Bottom of range [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of entity's revenue from gross sales		10.00%	10.00%		10.00%
Canada [Member]
Disclosure Of Operating Segments [Line Items]
Sales of crude oil, natural gas and NGLs		CAD 1,713	CAD 974		CAD 870
Oil Sands [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales		CAD 7,362	2,929		3,030
Deep Basin [Member]
Disclosure Of Operating Segments [Line Items]
Acres of land | a		3,000,000
Gross Sales		CAD 555
Refining and Marketing [Member]
Disclosure Of Operating Segments [Line Items]
Number of refineries | Refinery		2
Gross Sales		CAD 9,852	CAD 8,439		CAD 8,805
FCCL [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of ownership interest acquired	50.00%
FCCL [Member] | Oil Sands [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of ownership interest acquired	50.00%
Percentage of ownership interest in subsidiary	100.00%

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.